Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-Based Compensation
Share-Based Compensation

9. Share-Based Compensation

Incentive Plan

The Company adopted the Rush Street Interactive, Inc. 2020 Omnibus Equity Incentive Plan, as amended from time to time (the “2020 Plan”), to attract, retain and incentivize employees, consultants and independent directors who will contribute to the success of the Company. Awards that may be granted under the 2020 Plan include incentive stock options, non-qualified stock options, stock appreciation rights, restricted awards, performance share awards, cash awards and other equity-based awards. There is an aggregate of 13.4 million shares of Class A Common Stock reserved under the 2020 Plan, which may consist of authorized and unissued shares, treasury shares or shares reacquired by the Company. The 2020 Plan will terminate on December 29, 2030.

Restricted stock unit (“RSU”) activity for the three months ended March 31, 2021 is as follows:

		Weighted average
	Number of units	grant price
Unvested balance at December 31, 2020	—	$—
Granted	3,647,504	15.85
Vested	(719,479)	15.85
Unvested balance at March 31, 2021	2,928,025	$15.85

The aggregate fair value of the RSUs granted was approximately $57.8 million.

As of March 31, 2021, the Company had unrecognized stock-based compensation expense related to RSUs of approximately $46.2 million, which is expected to be recognized over the remaining weighted-average vesting period of 3.74 years.

During the three-month period ended March 31, 2020, approximately $13.5 million was recognized as share-based compensation expense related to the profit interests granted by RSILP prior to the Business Combination.

Share-based compensation expense for the three months ended March 31, 2021 and 2020 is as follows:

	Three months ended March 31,
($in thousands)	2021	2020
Costs of revenue	$915	$—
Advertising and promotions	1,698	—
General administration and other	8,963	13,490
Total share-based compensation expense	$11,576	$13,490

10. Share-Based Compensation

Incentive Plan

The Company created the Rush Street Interactive, Inc. 2020 Omnibus Equity Incentive Plan, as amended from time to time (the “2020 Plan”), to attract, retain and incentivize employees, consultants and independent directors that will contribute to the success of the Company. Awards that may be granted under the 2020 Plan include incentive stock options, non-qualified stock options, stock appreciation rights, restricted awards, performance share awards, cash awards and other equity-based awards. The aggregate number of shares reserved under the 2020 Plan is approximately 13.4 million shares of Class A Common Stock and may consist of authorized and unissued shares, treasury shares or shares reacquired by the Company. The 2020 Plan terminates on December 29, 2030. As of December 31, 2020, no awards had been granted pursuant to the 2020 Plan.

Profit Interests

Prior to the Business Combination, RSILP granted Common A-2 Units and Common B-1 Units to a significant unit holder and employees, respectively, that were designated as profit interests. Both issuances are accounted for under ASC 718. As part of the Business Combination, the remaining unvested Common B-1 Units immediately vested, and all of the Common A-2 and Common B-1 Units were exchanged for Class A Common Units in RSILP (see Note 9).

Common A‑2 Units

RSILP issued profits interests in the form of 414,894 and 2,714,850 Common A-2 Units to a significant unit holder during the years ended December 31, 2020 and 2019, respectively, with a participation threshold of $0. The Common A-2 Units were fully vested on the date of grant. The Common A-2 Units were classified as equity awards, and equity-based compensation expense was based on the grant date fair value of the awards, determined using the Black-Scholes-Merton pricing model and the assumptions noted in the table below.

Common B‑1 Units

RSILP issued profit interests in the form of 683,889 and 4,475,029 Common B-1 Units to certain employees during the years ended December 31, 2020 and 2019, respectively, with a participation threshold calculated by the total unreturned preferred unit capital plus a 10% preferred return to preferred capital contributed. Holders of Common B-1 Units were entitled to share in distributions after defined distributions have been made to Preferred Unit holders and Common A-2 Unit holders. The Common B-1 Units were fully vested as of December 29, 2020, the date of the Business Combination. Because the Put Price is a negotiated amount and not at fair value, the Common B-1 Units were liability-classified and revalued each period based on their current fair value with compensation costs recognized over the service period. Upon exchange of the Class B-1 Units for Class A Common Units in the Reverse Recapitalization, the share-based liability associated with Class B-1 Units was settled and the fair value of the share-based liability was reclassified to equity.

The fair value per Common B-1 Unit, determined using the Black-Scholes-Merton pricing model and the assumptions noted in the table below, was $29.15 and $1.84 as of December 29, 2020 and December 31, 2019, respectively.

The summary of B‑1 Units’ activity is as follows:

Number of Units
Unvested balance at December 31, 2018	—
Granted	4,475,029
Vested	(3,952,943)
Unvested balance at December 31, 2019	522,086
Granted	683,889
Vested	(1,205,975)
Unvested balance at December 31, 2020	—

The fair value for both the Common A‑2 Units and the Common B‑1 Units was determined using the Black-Scholes-Merton pricing model with the following assumptions:

	December 29,	December 31,
	2020	2019
Dividend yield	—	—
Volatility factor	45%	45%
Risk-free interest rate	0.12%	1.69%
Time to liquidity (in years)	—	5.0
Lack of marketability discount	0.0%	33.0%

The equity price per unit was based on an independent valuation of RSILP.  The independent valuation estimated the equity value, which was then allocated to each unit class using the Black-Scholes-Merton pricing model.  The respective unit class values for Common A-2 and B-1 Units were divided by the Common A-2 Units outstanding and Common B-1 Units outstanding, respectively, at the date of grant. The expected life of profit interests awards granted during the period presented was determined based on a permitted simplified method, which is based on the vesting period and contractual term for each tranche of awards. The risk-free rate for periods within the contractual life of the profit interest award is based on an extrapolated 5-year U.S. Treasury bond rate in effect at the time of grant given the expected time to liquidity. RSILP utilized a weighted rate for expected volatility based on a representative peer group of comparable public companies. The dividend yield was set at zero as the underlying security does not pay a dividend. The protective put method was used to estimate the discount for lack of marketability inherent to the awards due to the lack of liquidity associated with the restrictions on the Common A‑2 Units and Common B‑1 Units.

During the years ended December 31, 2020 and 2019, approximately $1.7 million and $6.1 million, respectively, was recognized as share-based compensation expense related to the Common A‑2 Units.

During the years ended December 31, 2020 and 2019, approximately $143.0 million and $7.3 million, respectively, was recognized as share-based compensation expense related to the Common B‑1 Units.